Retirement Benefit Plans - Amounts Included in Consolidated Balance Sheets from Obligation in Respect of Defined Benefit Plans (Detail) $ in Millions, $ in Millions	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Disclosure of defined benefit plans [abstract]
Present value of funded defined benefit obligations	$ 27,985		$ 30,313
Fair value of plan assets	(34,762)		(34,178)
Funded status - surplus	(6,777)		(3,865)
Net defined benefit liabilities	2,107	$ 64	2,098
Net defined benefit assets	(8,884)	$ (271)	(5,963)
Defined benefit obligation	$ (6,777)		$ (3,865)	$ (2,981)	$ (1,103)